INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Inventories [Abstract]
Work in progress	$ 291.5	$ 446.0
Raw materials, supplies and manufactured products	228.3	201.8
Total inventories	$ 519.8	$ 647.8